FIRST TRUST
                                      FTA
                                 ADVISORS L.P.

================================================================================

                            FT DEFINED PORTFOLIOS LLC


                               SEMI-ANNUAL REPORT




















================================================================================

                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2001

CONTENTS


LETTER TO SHAREHOLDERS .....................................................   1

FT NASDAQ TARGET 15 PORTFOLIO
  Portfolio Overview .......................................................   2
  Schedule of Investments ..................................................   3

FT 10 UNCOMMON VALUES
  Portfolio Overview .......................................................   5
  Schedule of Investments ..................................................   6

STATEMENTS OF ASSETS AND LIABILITIES .......................................   8

STATEMENTS OF OPERATIONS ...................................................   9

STATEMENTS OF CHANGES IN NET ASSETS ........................................  10

FINANCIAL HIGHLIGHTS .......................................................  11

NOTES TO FINANCIAL STATEMENTS ..............................................  12

SHAREHOLDER LETTER


                            FT DEFINED PORTFOLIOS LLC

JUNE 30, 2001


Dear Shareholders:

The first half of 2001 was a tale of two quarters. The first quarter began on a positive note with a 50 basis point reduction in the federal funds rate in the first week of January. The DJIA and S&P 500 indexes rallied between 1% and 2% on the news through January 16, the initial deposit date of the FT Defined Portfolios, but the Nasdaq Composite remained essentially unchanged. Unfortunately, the momentum was short-lived despite two additional rate cuts in Q1 totaling 1%. Sagging corporate earnings, especially in the technology sector, overwhelmed any optimism fueled by the Fed's aggressive change in monetary policy. The DJIA, S&P 500 and the Nasdaq Composite declined 8%, 11.8% and 25.4% respectively in Q1.

In the second quarter, the Fed initiated three additional rate cuts totaling 125 basis points in an effort to encourage consumers and businesses to resume their borrowing and spending ways. The manufacturing sector of the U.S. economy continued to throttle down in Q2 to allow bloated inventories to moderate. The DJIA, S&P 500 and the Nasdaq Composite appreciated 6.7%, 5.9% and 17.5% respectively in Q2.

The lagging performance of the Nasdaq Target 15 Portfolio and the uncharacteristically poor showing by the Lehman 10 Uncommon Values Portfolio year-to-date has everything to do with the problems plaguing the technology sector of the U.S. economy. As you are aware, for the first half of this year, seven of the ten holdings in the Lehman 10 Uncommon Values Portfolio were technology companies. At least two of the seven, Nortel Networks and Tellabs, have been pummeled by the greater than expected weakness in the telecommunications sector. Tellabs and Nortel Networks declined 52.4% and 35.6% respectively in the second quarter alone. Fortunately, Lehman Brothers has demonstrated in the past the ability to rebound after a poor showing. Though the Nasdaq Target 15 Portfolio declined as well in the first half of 2001, having 8 of its 15 holdings in technology stocks, it did manage to outperform the Nasdaq Composite.

We are optimistic about the prospects for the stock market over the next several quarters. We are encouraged by the fact that business inventories are being drawn down, energy prices have abated and liquidity has been restored. Over the next several quarters, we believe that stocks should respond to a rebounding economy and more favorable earnings comparisons. As always, our philosophy with regard to investing on behalf of the FT Defined Portfolios is based in the belief that a disciplined approach best suits the long-term investor. The companies selected for our Defined Strategy Portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.


James A. Bowen
President of the FT Defined Portfolios

                     FIRST TRUST NASDAQ TARGET 15 PORTFOLIO

Portfolio Overview (1/16/01 - 6/30/01):
FT NASDAQ TARGET 15 PORTFOLIO                          -11.20%
NASDAQ Composite Index                                 -17.34%
NASDAQ 100 Index                                       -25.91%

Issues: SEVEN STOCKS ADVANCED AND EIGHT DECLINED.

The equities markets continue to be a work-in-progress midway through 2001. The Fed has lowered the federal funds rate six times this year for a total of 275 basis points. The most recent reduction on June 27 was only 25 basis points, an indication that the Fed may be comfortable with the amount of fiscal stimulus it has already injected into the system. Historically, rate cuts usually take 6 to 9 months to infiltrate the economy. The Fed may be adopting a wait-and-see attitude in order to evaluate the impact of its earlier cuts made in January and March.

The solid performance of the First Trust Nasdaq Target 15 Portfolio in Q2 was a welcome relief following the dismal showing in Q1. The portfolio benefited from a rebound in technology stocks.

The top performing stocks in the first half of 2001 were the following: Bed Bath & Beyond (+39.4%), Genzyme (+35.7%) and Peoplesoft (+32.4%).

The stocks that declined significantly in the first half of 2001 were the following: Comverse Technology (-47.4%), Check Point Software (-43.2%) and Oracle Corp. (-34.6%).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Share value will fluctuate so that an investors shares, when redeemed, may be worth more or less than the original investment. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. These indices are not available for investment and do not incur expenses.

                     FIRST TRUST NASDAQ TARGET 15 PORTFOLIO

SCHEDULE OF INVESTMENTS AT JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 115.5%

AUTO/TRUCK MANUFACTURER: 1.6%
    29    PACCAR, Inc.                                                 $  1,491
                                                                       --------
COMMERCIAL SERVICES: 11.9%
   107    Concord EFS, Inc.*                                              5,565
   134    Paychex, Inc.                                                   5,360
                                                                       --------
                                                                         10,925
                                                                       --------
DIAGNOSTIC EQUIPMENT: 6.7%
   100    Genzyme Corp.*                                                  6,100
                                                                       --------
DRUGS & PHARMACEUTICALS: 28.8%
   412    Amgen, Inc.*                                                   25,000
    22    IDEC Pharmaceuticals Corp.*                                     1,489
                                                                       --------
                                                                         26,489
                                                                       --------
HOME FURNISHINGS: 5.3%
   162    Bed Bath & Beyond, Inc.*                                        4,860
                                                                       --------
LINEN SUPPLY: 5.0%
   100    Cintas Corp.                                                    4,625
                                                                       --------
MEDICAL INSTRUMENTS: 5.3%
   102    Biomet, Inc.                                                    4,902
                                                                       --------
SEMICONDUCTOR: 4.3%
    89    Linear Technology Corp.                                         3,936
                                                                       --------
SOFTWARE: 41.4%
   123    Adobe Systems, Inc.                                             5,781
    83    Check Point Software Technologies Ltd.*                         4,197
 1,141    Oracle Corp.*                                                  21,679
   130    PeopleSoft, Inc.*                                               6,400
                                                                       --------
                                                                         38,057
                                                                       --------
TELECOMMUNICATION EQUIPMENT: 5.2%
    83    Comverse Technology, Inc.*                                      4,783
                                                                       --------

                     FIRST TRUST NASDAQ TARGET 15 PORTFOLIO

--------------------------------------------------------------------------------
                                                                         VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (cost $117,749)                                                      $106,168
                                                                       --------
PRINCIPAL
 AMOUNT
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 2.3%

MONEY MARKET INVESTMENT: 2.3%
$2,095    PNC Money Market Account (cost $2,095)                          2,095
                                                                       --------
TOTAL INVESTMENTS IN SECURITIES
  (cost $119,844+): 117.8%                                              108,263
Liabilities in excess of Other Assets: (17.8)%                          (16,371)
                                                                       --------
NET ASSETS: 100.0%                                                     $ 91,892
                                                                       ========

*    Non-income producing security.

+ At June 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                     $  6,366
     Gross unrealized depreciation                                      (17,947)
                                                                       --------
     Net unrealized depreciation                                       $(11,581)
                                                                       ========

See accompanying Notes to Financial Statements.

                    FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO

Portfolio Overview (1/16/01 - 6/30/01):
FT 10 UNCOMMON VALUES                                  -33.40%
NASDAQ 100 Index                                       -25.91%
S&P 500 Index                                           -7.19%

Issues: TWO STOCKS ADVANCED AND EIGHT DECLINED.

The equities markets continue to be a work-in-progress midway through 2001. The Fed has lowered the federal funds rate six times this year for a total of 275 basis points. The most recent reduction on June 27 was only 25 basis points, an indication that the Fed may be comfortable with the amount of fiscal stimulus it has already injected into the system. Historically, rate cuts usually take 6 to 9 months to infiltrate the economy. The Fed may be adopting a wait-and-see attitude in order to evaluate the impact of its earlier cuts made in January and March.

Even though technology stocks performed well as a group in Q2 relative to Q1, technology companies like Tellabs and Nortel Networks struggled mightily throughout much of this year due to ongoing weakness in the telecommunications industry. In hindsight, this year's 10 Uncommon Values Portfolio was perhaps too heavily skewed towards the technology sector.

The top performing stocks in the first half of 2001 were the following: Cendant (+102.6%) and Micron Technology (+15.9%).

The stocks that declined significantly in the first half of 2001 were the following: Juniper Networks (-75.3%), Nortel Networks (-71.7%), Tellabs (-65.7%), Bea Systems (-54.4%) and Agilent Technologies (-40.6%).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Share value will fluctuate so that an investors shares, when redeemed, may be worth more or less than the original investment. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. The S & P 500 Index is a capitalization-weighted index of 500 stocks.These indices are not available for investment and do not incur expenses.

                    FIRST TRUST 10 UNCOMMON VALUES PORTFOLIOS

SCHEDULE OF INVESTMENTS AT JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 121.1%

CABLE TELEVISION: 12.1%
   193    Comcast Corp. - Special Class A*                                8,376
                                                                       --------
COMMERCIAL SERVICES: 11.4%
   151    Concord EFS, Inc.*                                              7,854
                                                                       --------
ELECTRIC POWER: 12.0%
   241    Mirant Corp.*                                                   8,290
                                                                       --------
ENVIRONMENTAL SERVICES: 12.3%
   275    Waste Management, Inc.                                          8,476
                                                                       --------
HOME FURNISHINGS: 12.3%
   282    Bed Bath & Beyond, Inc.*                                        8,460
                                                                       --------
MEDIA AND BROADCASTING: 13.0%
   511    AT&T Corp./Liberty Media Corp.*                                 8,937
                                                                       --------
METAL - ALUMINUM: 12.2%
   213    Alcoa, Inc.                                                     8,392
                                                                       --------
MOTORCYCLE/MOTOR SCOOTER: 11.6%
   170    Harley-Davidson, Inc.                                           8,004
                                                                       --------
TELECOMMUNICATION EQUIPMENT: 12.1%
   457    Cisco Systems, Inc.*                                            8,317
                                                                       --------
THRIFT AND SAVINGS/SAVINGS BANKS: 12.1%
   222    Washington Mutual, Inc.                                         8,336
                                                                       --------
TOTAL COMMON STOCKS
  (cost $84,783)                                                         83,442
                                                                       --------

                    FIRST TRUST 10 UNCOMMON VALUES PORTFOLIOS

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 2.3%

MONEY MARKET INVESTMENT: 2.3%
$1,617    PNC Money Market Account (cost $1,617)                       $  1,617
                                                                       --------
TOTAL INVESTMENTS IN SECURITIES
  (cost $86,400+): 123.4%                                                85,059
Liabilities in excess of Other Assets: (23.4)%                          (16,157)
                                                                       --------
NET ASSETS: 100.0%                                                     $ 68,902
                                                                       ========

*    Non-income producing security.

+ At June 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                     $    584
     Gross unrealized depreciation                                       (1,925)
                                                                       --------
     Net unrealized depreciation                                       $ (1,341)
                                                                       ========

See accompanying Notes to Financial Statements.

                            FT DEFINED PORTFOLIO LLC

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               FIRST TRUST              FIRST TRUST
                                                             NASDAQ TARGET 15       10 UNCOMMON VALUES
                                                                PORTFOLIO                PORTFOLIO
                                                             ----------------       ------------------
ASSETS
   Investments in securities, at cost                           $ 119,844                $  86,400
                                                                =========                =========
   Investments in securities, at value                          $ 108,263                $  85,059
   Receivables:
     Investment securities sold                                        --                   84,974
     Due from advisor                                               7,788                    7,802
     Dividends and interest                                             4                       27
                                                                ---------                ---------
        Total assets                                              116,055                  177,862
                                                                ---------                ---------
LIABILITIES
   Payables:
     Investment securities purchased                                   --                   84,783
     Administration fees                                            2,123                    2,123
     Distribution fees                                                 54                       49
   Accrued expenses                                                21,986                   22,005
                                                                ---------                ---------
        Total liabilities                                          24,163                  108,960
                                                                ---------                ---------
   NET ASSETS                                                   $  91,892                $  68,902
                                                                =========                =========
   Number of shares issued and outstanding
     (unlimited shares authorized, no par value)                   10,348                   10,353
                                                                ---------                ---------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE     $    8.88                $    6.66
                                                                =========                =========
COMPONENTS OF NET ASSETS
   Paid-in capital                                              $ 103,732                $ 103,792
   Accumulated net investment loss                                   (259)                    (139)
   Accumulated net realized loss on investments                        --                  (33,410)
   Net unrealized depreciation on investments                     (11,581)                  (1,341)
                                                                ---------                ---------
        Net assets                                              $  91,892                $  68,902
                                                                =========                =========

See accompanying Notes to Financial Statements.

                            FT DEFINED PORTFOLIO LLC

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  FIRST TRUST            FIRST TRUST
                                                                NASDAQ TARGET 15     10 UNCOMMON VALUES
                                                                   PORTFOLIO+             PORTFOLIO+
                                                                ----------------     ------------------
INVESTMENT INCOME
  INCOME
    Interest                                                        $    165               $    157
    Dividends                                                             35                    129
                                                                    --------               --------
       Total income                                                      200                    286
                                                                    --------               --------
  EXPENSES
    Administration fees                                               11,301                 11,301
    Fund accounting fees                                               8,138                  8,138
    Custodian fees                                                     7,686                  7,686
    Legal fees                                                         4,295                  4,295
    Audit fees                                                         3,617                  3,617
    Transfer agent fees                                                2,939                  2,939
    Trustee fees                                                       2,712                  2,713
    Reports to shareholders                                            2,260                  2,260
    Miscellaneous                                                      1,808                  1,808
    Advisory fees                                                        204                    189
    Distribution fees                                                     85                     79
                                                                    --------               --------
       Total expenses                                                 45,045                 45,025
       Less: fees waived and expenses absorbed                       (44,586)               (44,600)
                                                                    --------               --------
       Net expenses                                                      459                    425
                                                                    --------               --------
         NET INVESTMENT LOSS                                            (259)                  (139)
                                                                    --------               --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                       --                (33,410)
   Net unrealized depreciation on investments                        (11,581)                (1,341)
                                                                    --------               --------
     Net realized and unrealized loss on investments                 (11,581)               (34,751)
                                                                    --------               --------

         NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(11,840)              $(34,890)
                                                                    ========               ========

+ Commenced operations on January 16, 2001.
* Net of foreign tax withheld of $1.

See accompanying Notes to Financial Statements.

                            FT DEFINED PORTFOLIO LLC

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 FIRST TRUST            FIRST TRUST
                                                               NASDAQ TARGET 15     10 UNCOMMON VALUES
                                                                  PORTFOLIO              PORTFOLIO
                                                               ----------------     ------------------
                                                                  01/16/01+              01/16/01+
                                                                   THROUGH                THROUGH
                                                                  06/30/01               06/30/01
                                                                  ---------              ---------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss                                             $    (259)             $    (139)
  Net realized loss on investments                                       --                (33,410)
  Net unrealized depreciation on investments                        (11,581)                (1,341)
                                                                  ---------              ---------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          (11,840)               (34,890)
                                                                  ---------              ---------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         104,000                104,000
  Cost of shares redeemed                                              (268)                  (208)
                                                                  ---------              ---------

      NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                  103,732                103,792
                                                                  ---------              ---------

        TOTAL INCREASE IN NET ASSETS                                 91,892                 68,902

NET ASSETS
  Beginning of period                                                    --                     --
                                                                  ---------              ---------
  END OF PERIOD                                                   $  91,892              $  68,902
                                                                  =========              =========

  Accumulated net investment loss                                 $    (259)             $    (139)
                                                                  =========              =========

CHANGE IN CAPITAL SHARES
Shares sold                                                          10,380                 10,380
Shares redeemed                                                         (32)                   (27)
                                                                  ---------              ---------
        Net increase                                                 10,348                 10,353
                                                                  =========              =========

+ Commencement of operations.

See accompanying Notes to Financial Statements.

                            FT DEFINED PORTFOLIO LLC

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH
PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

                                                               FIRST TRUST             FIRST TRUST
                                                             NASDAQ TARGET 15      10 UNCOMMON VALUES
                                                                PORTFOLIO               PORTFOLIO
                                                             ----------------      ------------------
                                                                01/16/01+               01/16/01+
                                                                 THROUGH                 THROUGH
                                                                06/30/01                06/30/01
                                                                --------                --------
Net asset value, beginning of period                             $ 10.00                 $ 10.00
                                                                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                              (0.03)                  (0.01)
  Net realized and unrealized loss on investments                  (1.09)                  (3.33)
                                                                 -------                 -------
Total loss from investment operations                              (1.12)                  (3.34)
                                                                 -------                 -------
Net asset value, end of period                                   $  8.88                 $  6.66
                                                                 =======                 =======

Total return*                                                     (11.20%)                (33.40%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period ('000)                               $  91.9                 $  68.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed**                      131.85%                 142.20%
  After fees waived and expenses absorbed**                         1.34%                   1.34%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed**                     (131.27%)               (141.29%)
  After fees waived and expenses absorbed**                        (0.76%)                 (0.44%)

Portfolio turnover rate*                                            0.00%                 102.40%

+  Commencement of operations.
*  Not annualized.
** Annualized.

See accompanying Notes to Financial Statements.

                            FT DEFINED PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     First Trust Nasdaq Target 15 Portfolio (the "Nasdaq Portfolio") and First Trust 10 Uncommon Values Portfolio (the "Uncommon Value Portfolio") (collectively the "Funds") are each a series of FT Defined Portfolio LLC (the "Company") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-end management investment company. The Company is organized as a Delaware Limited Liability Company. Interests of the Funds are sold only to the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company (the "Separate Account"). The Company does not issue shares of stock. Ownership rights are contained in "membership interests". The Separate Account is the sole member of the Company. The Funds began operations on January 16, 2001. The investment objective of the First Trust Nasdaq Target 15 Portfolio is to provide above-average total return. The investment objective of the First Trust 10 Uncommon Values Portfolio is to provide above-average capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION: Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities; are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES: The Funds do not intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company is part of the operations of Allmerica and is not taxed separately.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                            FT DEFINED PORTFOLIOS LLC

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     First Trust Advisors L.P. (the "Advisor") provides the Funds with investment management services under an Investment Advisory and Management Agreement (the AAgreement@). The advisor is a limited partnership with Nike Securities Corporation as the general partner and one limited partner. The Advisor furnishes all investment advice, office space and certain administrative services, and provides personnel as needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.60% of each Funds average daily net assets. For the period ended June 30, 2001, the advisory fees incurred were $204 for First Trust Nasdaq Target 15 Portfolio and $189 for First Trust 10 Uncommon Values Portfolio.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to limit each Fund's total operating expenses by reducing all or a portion of its fees and reimbursing each Fund for expenses, excluding brokerage expenses and extraordinary expenses, so that their ratio of expenses to average net assets will not exceed 1.34%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Funds' current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses.

     For the period ended June 30, 2001, the Advisor waived fees and absorbed expenses as follows:

                                                 FEES      EXPENSES
                                                WAIVED     ABSORBED
                                                ------     --------
     First Trust Nasdaq Target 15 Portfolio     $ 204      $ 44,382
     First Trust 10 Uncommon Values Portfolio   $ 189      $ 44,411

     At June 30, 2001, the cumulative amounts subject to recoupment by the Advisor, all of which must be recouped no later than December 31, 2006, are as follows:

     First Trust Nasdaq Target 15 Portfolio                $ 44,586
     First Trust 10 Uncommon Values Portfolio              $ 44,600

     Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds'

                            FT DEFINED PORTFOLIOS LLC

--------------------------------------------------------------------------------

expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $25,000 per Fund):

     Under $200 million                 0.10% of average daily net assets
     $200 to $500 million               0.05% of average daily net assets
     $500 million and above             0.03% of average daily net assets

     For  the  period  ended  June  30,  2001,   each  of  the  Funds   incurred
administration fees of $11,301.

     ICA Fund Services Corporation ("ICA") serves as transfer agent and fund accounting agent for the Funds. ICA is an affiliate of the Administrator.

     Nike  Securities  L.P.  (the  "Distributor")  acts as the Funds'  principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Advisor.

     Certain officers and Trustees of the Trust are also officers and/or directors of the Advisor, Distributor and Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of each Funds average net assets. The fee is paid to the Distributor as compensation for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended June 30, 2001, First Trust Nasdaq Target 15 Portfolio and First Trust 10 Uncommon Values Portfolio incurred fees of $85 and $79, respectively, pursuant to the Plan.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities for the period ended June 30, 2001, excluding short-term investments, were as follows:

     FUND                                          PURCHASES       SALES
     ----                                          ---------     ---------
     First Trust Nasdaq Target 15 Portfolio        $ 117,749     $      --
     First Trust 10 Uncommon Values Portfolio      $ 203,168     $  84,988

                                     ADVISOR
                           FIRST TRUST ADVISORS L. P.
                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532

                                       ***

                                   DISTRIBUTOR
                                 NIKE SECURITIES
                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532

                                       ***

                                    CUSTODIAN
                                 PFPC TRUST CO.
                    8800 Tinicum Blvd., 3rd Floor, Suite 200
                             Philadelphia, PA 19153

                                       ***


                                 TRANSFER AGENT
                             ICA FUND SERVICES CORP.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                       ***

                                    AUDITORS
                                ERNST & YOUNG LLP
                            725 South Figueroa Street
                             Los Angeles, CA 90017

                                       ***

                                  LEGAL COUNSEL
                               CHAPMAN AND CUTLER
                               101 Montgomery St.
                            San Francisco, CA 94104

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the FT Defined Portfolios LLC.

Past performance is not a guarantee of future results. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate, and investors may have a gain or loss when they redeem shares. Statements and other information in this report are dated and are subject to change.